Debt - Additional Information (Detail)				1 Months Ended		12 Months Ended
	Apr. 09, 2015 EUR (€)	Apr. 09, 2015 USD ($)	Dec. 11, 2014 EUR (€) Tranches	Jun. 30, 2014 EUR (€)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2015 EUR (€)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 EUR (€)	Jan. 31, 2015 USD ($)	Dec. 11, 2014 USD ($)	Apr. 14, 2014 EUR (€)	Apr. 14, 2014 USD ($)	Apr. 03, 2014 EUR (€)	Apr. 03, 2014 USD ($)	Dec. 31, 2013
Debt Instrument [Line Items]
Beneficial conversion feature recognized							$ 2,236,583
Tbg [Member]
Debt Instrument [Line Items]
Amount of repayment to TBG outstanding			€ 1,050,000									$ 1,270,000			€ 1,200,000	$ 1,340,000
Principal amount, interest rate															10.53%	10.53%
Capital gain tax withheld	€ 118,688	$ 130,889
Number of tranches | Tranches			2
Repayment amount of debt								€ 931,312	$ 1,027,051
Debt Instrument, Redemption, Period One [Member] | Tbg [Member]
Debt Instrument [Line Items]
Amount of repayment to TBG outstanding										€ 600,000	$ 726,060
Debt Instrument, Redemption, Period Two [Member] | Tbg [Member]
Debt Instrument [Line Items]
Amount of repayment to TBG outstanding								€ 450,000	$ 544,545
Bridge Loan [Member]
Debt Instrument [Line Items]
Principal or interest payments						$ 0
Bridge Loan [Member] | Unsecured Debt Including Accrued Interest [Member]
Debt Instrument [Line Items]
Interest rate				12.00%	12.00%												12.00%
Loan maturity date				Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015
Outstanding principal on unsecured convertible stockholder loan						$ 0	0
Accrued interest						0	0
Aggregate borrowing capacity													€ 2,000,000	$ 2,420,200
Interest expense						0	326,429
Bridge Loan [Member] | Unsecured Debt Including Accrued Interest [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Aggregate borrowing capacity													1,500,000	1,815,150
Borrowed amount				€ 1,000,000	$ 1,210,100
Debt instrument, percentage of debt redeemed				67.00%	67.00%
Bridge Loan [Member] | Unsecured Debt Including Accrued Interest [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Aggregate borrowing capacity													€ 500,000	$ 605,050
Bridge Loan [Member] | Unsecured Debt Including Accrued Interest [Member] | After Maturity Period [Member]
Debt Instrument [Line Items]
Interest rate				18.00%	18.00%												18.00%
2014 Bridge Loan [Member] | Unsecured Debt Including Accrued Interest [Member]
Debt Instrument [Line Items]
Outstanding principal on unsecured convertible stockholder loan						$ 0	$ 0